Cost of Sales, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Cost of Sales, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of sales, selling expenses and administrative expenses

	2017		2016		2015

Cost of sales	Ps.	13,329,335	Ps.	11,903,806	Ps.	10,336,861
Selling expenses	1,270,529		1,183,230		951,572
Administrative expenses	4,441,084		4,244,038		3,652,356

	Ps.	19,040,948	Ps.	17,331,074	Ps.	14,940,789

Schedule of employee benefits

	2017		2016		2015
Short-term employee benefits	Ps.	16,124,608	Ps.	15,438,218	Ps.	17,245,568
Share-based compensation	1,489,884		1,410,492		1,199,489
Post-employment benefits	158,905		53,344		38,334

	Ps.	17,773,397	Ps.	16,902,054	Ps.	18,483,391